Loans and advances to financial institutions	12 Months Ended
Dec. 31, 2019
Loans and advances to financial institutions [Abstract]
Loans and advances to financial institutions

22.  Loans and advances to financial institutions

	R$ thousand
	On December 31
	2019	2018
Repurchase agreements (1)	48,278,561	96,304,582
Loans to financial institutions	10,849,695	8,946,346
Expected Credit Loss	(44,465)	(1,978)
Total	59,083,791	105,248,950

(1) In 2019, it included investments in repo operations given in guarantee, in the amount of R$38,451,100 thousand (R$60,443,537 thousand in 2018).